GS Mortgage-Backed Securities Trust 2021-PJ8 ABS-15G

Exhibit 99.3 Schedule 3

Valuation Report
Run Date - 7/22/2021
LOAN INFORMATION						ORIGINATION VALUES								DESK REVIEW VALUES					2055 VALUES
Recovco Loan ID	Seller Loan ID	Client Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX						$XXX	$XXX	0.000%	XXXXX	XX/XX/XXXX
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX											$XXX	$XXX	-4.73%	XXXXX	XX/XX/XXXX
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX											$XXX	$XXX	4.00%	XXXXX	XX/XX/XXXX
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX											$XXX	$XXX	9.69%	XXXXX	XX/XX/XXXX
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX											$XXX	$XXX	38.89%	XXXXX	XX/XX/XXXX
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX											$XXX	$XXX	0.13%	XXXXX	XX/XX/XXXX
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX	XX/XX/XXXX											$XXX	$XXX	0.90%	XXXXX	XX/XX/XXXX
XXXXX	XXXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX						$XXX	$XXX	0.000%	XXXXX	XX/XX/XXXX